Stockholders' Equity (Details Narrative) - USD ($)			3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 09, 2018	Sep. 13, 2017	Aug. 27, 2021	May 31, 2019	May 31, 2021	May 31, 2020	Feb. 28, 2019
Class of Stock [Line Items]
Preferred stock, authorized					1,000,000	1,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized					36,000,000	36,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock holders rights					One vote for each share.
Common stock, issued					1,427,124	998,622
Common stock, outstanding					1,427,124	998,622
Number of shares issued						123,000
Number of shares issued for acquisition					65,000
Number of shares issued upon conversion of convertible securities	520,000				84,000
Stock-based compensation					$ 1,690,000	$ 828,000
Employment Agreements [Member]
Class of Stock [Line Items]
Stock-based compensation						$ 669,215
Employment Agreements [Member] | Vested ratably through May 31, 2020 [Member]
Class of Stock [Line Items]
Number of shares issued					240,000	95,000
Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares issued					3,116
Private Placement [Member]
Class of Stock [Line Items]
Number of shares purchased		875			31,812
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares purchased						962,500
Number of sale of stock, value						$ 1,925,000
Common stock exchanged for warrants description				(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares purchased				1,000,000
Number of sale of stock, value				$ 2,000,000
Share price							$ 2.00
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued			42,000
Number of shares issued upon conversion of convertible securities			15,000
Number of shares issued for services			21,000
Franchisees [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition					65,000
Franchisees [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition			6,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued					2,976	15,625
Number of common stock shares issued as compensation					239,567	625
Shares, issued					429,000
Number of shares issued upon conversion of convertible securities					19,748
Employee [Member]
Class of Stock [Line Items]
Number of common stock shares issued as compensation						14,000
Officers and Directors [Member]
Class of Stock [Line Items]
Number of common stock shares issued as compensation					240,000	15,000
Vendor [Member]
Class of Stock [Line Items]
Number of shares issued for services					37,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition						94,000